Loans and Financing (Details) - Schedule of Guarantees and Contractual Restrictions	12 Months Ended
Dec. 31, 2023
JBS USA Revolving Credit Facility [Member]
Loans and Financing (Details) - Schedule of Guarantees and Contractual Restrictions [Line Items]
Issuer and guarantors	Issuer: - JBS USA Holding Lux S.à.r.l.; - JBS USA Food Company; - JBS Australia Pty. Ltd.; - JBS Food Canada ULC. Guarantors: - JBS S.A.; - JBS Global Luxembourg S.à.r.l.; - JBS Global Meat Holdings Pty. Limited.
Covenants / Guarantees	Usual and customary for investment grade facilities of this type and subject to customary exceptions, but limited to: (i) incurrence of “priority debt”, (ii) liens; (iii) fundamental changes, (iv) sale lease-backs, (v) sales of all or substantially all of the assets of the Borrowers and their subsidiaries, (vi) changes in line of business and (vii) changes in fiscal year. The credit agreement also require compliance with a maximum total debt to capitalization of 55.0% (the “Financial Maintenance Covenant”). The Borrowers may give collateral cure notice to the administrative agent, electing to provide full unconditional guarantee perfected by first priority security interest in substantially all US assets. From and after the collateral cure date the financial maintenance covenant shall no longer be in effect, availability under the Revolving Credit Facility shall be limited to collateral coverage and there shall be limitations on 1) liens, 2) indebtedness, 3) sales and other dispositions of assets, 4) dividends, distributions and other payments in respect of equity interest, 5) investments, acquisitions, loans and advances, and 6) voluntary prepayments, redemptions or repurchases of unsecured subordinated material indebtedness. In each case, clauses 1 to 6 are subject to certain exceptions which can be material.
Events of default	The facility contains customary events of default.(1)
Notes 2.50% JBS Lux 2027 [Member]
Loans and Financing (Details) - Schedule of Guarantees and Contractual Restrictions [Line Items]
Issuer and guarantors	Issuer: - JBS USA Holding Lux S.à.r.l.; - JBS USA Food Company (JBS USA); - JBS Luxembourg Company S.à Guarantor: - JBS S.A.; - JBS Global Luxembourg S.àr.l (JBS Global Lux); - JBS Global Meat Holdings Pty. Limited (JBS Global Meat).
Covenants / Guarantees	On September 12, 2022, the Group received offers to exchange 99.14% of the 2.50% senior notes due 2027 and 96.85% of the 3.625% sustainability-linked senior notes due 2032, issued by JBS USA Food Group (originally issued by JBS Finance Luxembourg S.a.r.l.), for new notes issued by JBS USA Lux SA, JBS USA Food Company and JBS USA Finance Inc. and cash consideration. The new exchanged notes contain proposed amendments that permanently eliminated certain covenants, restrictive provisions, events of default and related provisions for the Group. The new exchanged notes contain restrictive covenants applicable to the Group and its Significant subsidiaries including limitation on liens, limitation on sale and leaseback transactions, limitation on merger, consolidation and sale of assets. These limitations are subject to certain exceptions, which can be material.
Events of default	The covenants contains customary events of default.(1)
Notes 3,00% JBS Lux 2029 [Member]
Loans and Financing (Details) - Schedule of Guarantees and Contractual Restrictions [Line Items]
Issuer and guarantors	Issuer: - JBS USA Holding Lux S.à.r.l ; - JBS USA Food Company; (JBS USA) - JBS Luxembourg Company S.à.r.l. Guarantor: - JBS S.A. (JBS S.A.); JBS Global Luxembourg S.à r.l (JBS Global Lux); JBS Global Meat Holdings Pty. Limited (JBS Global Meat).
Covenants / Guarantees	On August 15, 2022, the Group announced expiration of, and receipt of requisite consents in connection with its consent solicitations for each of its 3.00% senior notes due 2029, 6.50% senior notes due 2029, 5.50% senior notes due 2030, 3.75% senior notes due 2031, 3.00% sustainability-linked senior notes due 2032 and 4.38% senior notes due 2052. The proposed amendments conform certain provisions and restrictive covenants in each indenture to the corresponding provisions and restrictive covenants set forth in each indenture dated June 21, 2022, governing the 5.13% senior notes due 2028, the 5.75% senior notes due 2023 and the 6.50% senior notes due 2052.
Events of default	‘The covenants contains customary events of default(1).
Notes 5,13% JBS Lux 2028 [Member]
Loans and Financing (Details) - Schedule of Guarantees and Contractual Restrictions [Line Items]
Issuer and guarantors	Issuer: JBS USA Holding Lux S.A. (JBS Lux); JBS USA Food Company (JBS USA); JBS Luxembourg Company S.à.r.l. Guarantor: JBS S.A. (JBS S.A.); JBS Global Luxembourg S.à r.l (JBS Global Lux); JBS Global Meat Holdings Pty. Limited (JBS Global Meat).
Covenants / Guarantees	These notes contain restrictive covenants applicable to the Group and its Significant subsidiaries including limitation on liens, limitation on sale and leaseback transactions, limitation on merger, consolidation and sale of assets. These limitations are subject to certain exceptions, which can be material.
Events of default	‘The covenants contains customary events of default.(1)
Notes 4,25% PPC 2031 [Member]
Loans and Financing (Details) - Schedule of Guarantees and Contractual Restrictions [Line Items]
Issuer and guarantors	Issuer: Pilgrim’s Pride Corporation. Guarantor: Pilgrim’s Pride Corporation of West Virginia, Inc.; Gold’N Plump Poultry, LLC; Gold’N Plump Farms, LLC; JFC LLC
Covenants / Guarantees	On September 22, 2022 PPC announced expiration and receipt of requisite consent in its consent solicitation for certain amendments to its Senior Notes due 2031 and 2032. The consent solicitation contained proposed amendments that permanently eliminated certain covenants, restrictive provisions, events of default and related provisions for the Group. After the consent, these notes are subject to restrictive covenants applicable to PPC and its Significant subsidiaries including limitation on liens, limitation on sale and leaseback transactions, limitation on merger, consolidation and sale of assets. These limitations are subject to certain exceptions, which can be material.
Notes 6,25% PPC 2033 [Member]
Loans and Financing (Details) - Schedule of Guarantees and Contractual Restrictions [Line Items]
Issuer and guarantors	Issuer: - Pilgrim’s Pride Corporation. Guarantor: - Pilgrim’s Pride Corporation of West Virginia, Inc.; - Gold’N Plump Poultry, LLC; - Gold’N Plump Farms, LLC; JFC LLC
Covenants / Guarantees	These notes were issued in investment-grade format and contain customary investment-grade clauses related to limitations on encumbrances, sale and lease transactions, change of control, and customary merger and consolidation clauses. These limitations are subject to certain exceptions, which may be relevant.
PPC Revolving Credit Facility [Member]
Loans and Financing (Details) - Schedule of Guarantees and Contractual Restrictions [Line Items]
Covenants / Guarantees	On October 4, 2023, PPC and certain of its subsidiaries entered into an unsecured Revolving Credit Agreement with CoBank, ACB as administrative agent and other involved lenders that replaced the 2021 U.S. Credit Facility. The credit agreement increased its availability under the revolving loan commitment from US$800.0 million to US$850.0 million, in addition to changes to clauses and the extension of the maturity date from August 2026 to October 2028.
PPC Revolving Credit Facility One [Member]
Loans and Financing (Details) - Schedule of Guarantees and Contractual Restrictions [Line Items]
Issuer and guarantors	Borrowers: - Pilgrim’s Pride Corporation; - To-Ricos Ltd. - To-Ricos Distribution, LTD.
Covenants / Guarantees	The RCF also requires compliance with a minimum interest coverage ratio of 3.50:1.00 (the “Financial Maintenance Covenant”). The Borrowers may give collateral cure notice to the administrative agent, electing to provide full unconditional guarantee perfected by first priority security interest in substantially all U.S. assets. From and after the collateral cure date the financial maintenance covenant shall no longer be in effect, availability under the RCF shall be limited to collateral coverage, may be subject to a minimum fixed charge coverage ratio if utilization is above 80% and there shall be limitation on 1) liens, 2) indebtedness, 3) sales and other dispositions of assets, 4) dividends, distributions, and other payments in respect of equity interest, 5) investments, acquisitions, loans and advances, and 6) voluntary prepayments, redemptions or repurchases of unsecured subordinated material indebtedness. In each case, clauses 1 to 6 are subject to certain exceptions which can be material.
Events of default	The facility also contains customary events of default.(1)
Primo ANZ Credit Facility [Member]
Loans and Financing (Details) - Schedule of Guarantees and Contractual Restrictions [Line Items]
Issuer and guarantors	Borrowers: - Primo Foods Pty Ltd. Guarantors: - Industry Park Pty Ltd; - Primo Foods Pty Ltd; - Australian Consolidated Food Holdings Pty Limited; - Australian Consolidated Food Investments Pty Limited; - Primo Group Holdings Pty Limited; - Primo Meats Pty Ltd; - Hans Continental Smallgoods Pty Ltd; - P& H Investments 1 Pty Ltd; - Hunter Valley Quality Meats Pty Limited; - Seven Point Pork Pty Ltd; - P&H Investments 2 Pty Ltd; - Primo Retail Pty Ltd; - Primo Meats Admin Pty Ltd; - Premier Beehive Holdco Pty Ltd; - Premier Beehive NZ.
Covenants / Guarantees	Customary covenants that may limit Primo’s ability and the ability of certain subsidiaries to, among other things: - sell or dispose of certain assets; - change the general nature of the core business of the Group; - incur certain additional indebtedness; - declare certain dividends, share premiums, or repurchases of equity.
Events of default	The facility also contains customary events of default.(1)
Huon Credit Facility [Member]
Loans and Financing (Details) - Schedule of Guarantees and Contractual Restrictions [Line Items]
Issuer and guarantors	Borrowers: Huon Aquaculture Group Limited Guarantors: - Industry Park Pty Ltd; - Huon Aquaculture Group Limited; - Huon Aquaculture Company Pty Ltd; - Springs Smoked Seafoods Pty Ltd ; - Springfield Hatcheries Pty Ltd; - Huon Ocean Trout Pty Ltd; - Meadow Bank Hatchery Pty Ltd; - Morrison’s Seafood Pty Ltd; - Southern Ocean Trout Pty Ltd; - Huon Shellfish Co Pty Ltd; - Spring Smoked Salmon Pty Ltd; - Huon Salmon Pty Ltd; - Huon Smoked Salmon Pty Ltd; - Huon Smoked Seafoods Pty Ltd; - Huon Seafoods Pty Ltd; - Huon Tasmanian Salmon Pty Ltd.
Covenants / Guarantees	Customary covenants that may limit Huon’s ability and the ability of certain subsidiaries to, among other things: - sell or dispose of certain assets; - change the general nature of the core business of the Group; - incur certain additional indebtedness; - declare certain dividends, share premiums, or repurchases of equity.
Events of default	The facility also contains customary events of default.(1)
Credit Facility JBS Australia & Rivalea [Member]
Loans and Financing (Details) - Schedule of Guarantees and Contractual Restrictions [Line Items]
Issuer and guarantors	Borrowers: - JBS Australia Pty Limited; - Rivalea (Australia) Pty Ltd. Guarantors: - JBS Australia Pty Limited; - Diamond Valley Pork Pty Ltd; - Oxdale Dairy Enterprise Pty Ltd; - Rivalea (Australia) Pty Ltd Industry Park Pty Ltd.
Covenants / Guarantees	Customary covenants that may limit JBS Australia´s and Rivalea’s ability and the ability of certain subsidiaries to, among other things: - sell or dispose of certain assets; - change the general nature of the core business of the Group; - incur certain additional indebtedness; - declare certain dividends, share premiums, or repurchases of equity.
Events of default	The facility also contains customary events of default.(1)
Credit Facility AMI [Member]
Loans and Financing (Details) - Schedule of Guarantees and Contractual Restrictions [Line Items]
Issuer and guarantors	Borrowers: - Andrews Meat Industries Pty Ltd.
Covenants / Guarantees	Customary covenants that may limit JBS AMI ability and the ability of certain subsidiaries to, among other things: - sell or dispose of certain assets; - change the general nature of the core business of the Group; - incur certain additional indebtedness; - declare certain dividends, share premiums, or repurchases of equity.
Events of default	The facility also contains customary events of default.(1)
Credit facility WSF NAB [Member]
Loans and Financing (Details) - Schedule of Guarantees and Contractual Restrictions [Line Items]
Issuer and guarantors	Borrowers: - White Stripe Foods Pty Ltd.
Covenants / Guarantees	Customary covenants that may limit JBS WSF ability and the ability of certain subsidiaries to, among other things: - sell or dispose of certain assets; - change the general nature of the core business of the Group; - incur certain additional indebtedness; - declare certain dividends, share premiums, or repurchases of equity.
Events of default	The facility also contains customary events of default.(1)
Credit facility Mexico [Member]
Loans and Financing (Details) - Schedule of Guarantees and Contractual Restrictions [Line Items]
Issuer and guarantors	Borrowers: - Avícola Pilgrim’s Pride de Mexico, SA de CV. Guarantors: - Comercializadora de Carnes de Mexico, S de RL de CV; - Pilgrim’s Pride de S de RL de CV; - Pilgrim’s Operaciones Laguna S de RL de CV
Covenants / Guarantees	Customary covenants that may limit the Group´s ability to realize new investments and be a guarantor for third party loans, change the general nature of the core business of the Group or line of business and initiate the liquidation process. These limitations are subject to certain exceptions, which may be material.
Events of default	The facility also contains customary events of default.(1)
4,5,6,and 7 issuance of debentures CRA [Member]
Loans and Financing (Details) - Schedule of Guarantees and Contractual Restrictions [Line Items]
Issuer and guarantors	Borrowers: JBS S.A
Covenants / Guarantees	Customary covenants that may limit the Group´s ability of certain subsidiaries to, among other things: - incur certain additional indebtedness;, if the net debt/EBITDA in R$ exceeds 4.75/1.0; - sell or dispose of certain assets; - consolidate, merge or dissolve substantially all the assets; - declare certain dividends, if the issuer is in default with respect to any of its pecuniary obligations under the terms of the indenture.
Events of default	The facility also contains customary events of default.(1)
8,9 and 10 issuance of debentures CRA [Member]
Loans and Financing (Details) - Schedule of Guarantees and Contractual Restrictions [Line Items]
Issuer and guarantors	Borrowers: JBS S.A
Covenants / Guarantees	Standard contractual restrictions that may limit the Group’s ability, among other things, to: - create liens; - sell or transfer to third parties all or substantially all assets; - carry out spin-offs, mergers or incorporations of the Group and/or its Subsidiaries by third parties; - pay dividends if the issuer is in default with respect to any of its pecuniary obligations under the indenture
Events of default	The facility contains customary events of default.(1)